UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING              EXPENSES PAID
                           ACCOUNT           ACCOUNT             DURING 6-MONTHS
                           VALUE (2/1/04)    VALUE (7/31/04)     ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual             $1,000.00         $1,000.80           $5.02
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00          1,019.84            5.07
--------------------------------------------------------------------------------
Class B Actual              1,000.00          1,000.60            5.27
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00          1,019.59            5.32
--------------------------------------------------------------------------------
Class C Actual              1,000.00          1,000.50            5.37
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00          1,019.49            5.42
--------------------------------------------------------------------------------
Class N Actual              1,000.00          1,000.50            5.32
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00          1,019.54            5.37

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.01%
---------------------------
Class B          1.06
---------------------------
Class C          1.08
---------------------------
Class N          1.07

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS July 31, 2004
--------------------------------------------------------------------------------

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.3%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.6%
Wells Fargo Bank NA,
1.30%, 8/6/04                                   $ 20,000,000        $ 20,000,000
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--13.7%
BNP Paribas, New York:
1.341%, 6/22/05 1                                 10,000,000           9,995,967
1.39%, 8/5/04                                     10,000,000          10,000,297
--------------------------------------------------------------------------------
Calyon, New York,
1.37%, 9/10/04                                    10,000,000          10,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 1.39%, 6/28/05 1                              20,000,000          19,994,524
--------------------------------------------------------------------------------
HBOS Treasury
Services, New York,
1.285%, 9/17/04                                    4,000,000           4,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 1.39%,
9/24/04                                           15,000,000          15,000,000
--------------------------------------------------------------------------------
Nordea Bank Finland
plc, New York Branch,
1.395%, 6/29/05 1                                  7,000,000           6,997,758
--------------------------------------------------------------------------------
Societe Generale,
New York, 1.31%,
6/14/05 1                                         20,000,000          19,994,753
--------------------------------------------------------------------------------
UBS AG Stamford
CT, 1.26%, 9/16/04                                10,000,000          10,000,064
                                                                    ------------
                                                                     105,983,363
                                                                    ------------

Total Certificates of Deposit
(Cost $125,983,363)                                                  125,983,363

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--12.1%
--------------------------------------------------------------------------------
AB SPINTAB, 1.26%,
9/9/04                                            10,000,000           9,986,350
--------------------------------------------------------------------------------
Calyon North
America, Inc.,
1.40%, 9/9/04                                      4,000,000           3,993,933
--------------------------------------------------------------------------------
Danske Corp., Series A,
1.33%, 9/15/04                                     4,000,000           3,993,350
--------------------------------------------------------------------------------
Deutsche Bank
Financial LLC,
1.12%, 8/19/04                                     5,000,000           4,997,200
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
1.315%, 9/2/04                                     8,000,000           7,990,649



                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Fortis Funding LLC,
1.27%, 9/15/04 2                                $ 10,000,000        $  9,984,125
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
1.11%, 8/2/04 2                                    7,300,000           7,299,775
--------------------------------------------------------------------------------
HBOS Treasury Services:
1.095%, 8/6/04                                     5,000,000           4,999,240
1.10%, 8/4/04                                      5,000,000           4,999,542
1.51%, 10/14/04                                    3,500,000           3,489,136
--------------------------------------------------------------------------------
Nationwide Building
Society, 1.32%,
8/20/04                                            5,000,000           4,996,517
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
1.60%, 10/14/04                                    6,000,000           5,980,267
--------------------------------------------------------------------------------
Toronto Dominion
Holdings, Inc., 1.42%,
9/22/04                                            5,000,000           4,989,744
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
1.28%, 9/13/04                                    15,163,000          15,139,455
                                                                    ------------

Total Direct Bank Obligations
(Cost $92,839,283)                                                    92,839,283

--------------------------------------------------------------------------------
SHORT-TERM NOTES--68.7%
--------------------------------------------------------------------------------
ASSET-BACKED--24.6%
Eiffel Funding LLC:
1.34%, 8/16/04 2                                   5,000,000           4,997,208
1.61%, 10/25/04 2                                  5,750,000           5,728,142
--------------------------------------------------------------------------------
FCAR Owner Trust I:
1.61%, 10/15/04                                   13,000,000          12,957,396
1.61%, 10/18/04                                    5,000,000           4,982,558
--------------------------------------------------------------------------------
Gotham Funding Corp.:
1.37%, 8/11/04 2                                   5,000,000           4,998,097
1.45%, 8/26/04 2                                   5,698,000           5,692,302
--------------------------------------------------------------------------------
GOVCO Inc.:
1.55%, 10/19/04 2                                  4,300,000           4,285,374
1.59%, 10/25/04 2                                 10,000,000           9,962,458
--------------------------------------------------------------------------------
Legacy Capital LLC:
1.14%, 8/18/04 2                                   5,000,000           4,997,308
1.36%, 9/2/042                                    15,000,000          14,981,422
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
1.16%, 8/3/04 2                                   12,000,000          11,999,234
--------------------------------------------------------------------------------


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED Continued
Neptune Funding Corp.:
1.23%, 8/12/04 2                                $  4,650,000        $  4,648,068
1.40%, 8/16/04 2                                   6,000,000           5,996,500
1.40%, 8/19/04 2                                   2,000,000           1,998,600
1.59%, 10/22/04 2                                 10,000,000           9,963,783
--------------------------------------------------------------------------------
New Center Asset
Trust, 1.60%, 10/7/04                             12,000,000          11,964,267
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
1.55%, 10/21/04 2                                  5,000,000           4,982,563
1.56%, 10/19/04 2                                 12,500,000          12,457,208
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC, 1.28%,
8/20/04 2                                         15,000,000          14,989,497
--------------------------------------------------------------------------------
Solitaire Funding LLC,
1.30%, 8/26/04 2                                   7,900,000           7,893,033
--------------------------------------------------------------------------------
Thornburg Mortgage
Capital Resources,
1.685%, 11/1/04 2                                 17,500,000          17,432,834
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
1.35%, 9/2/04 2                                    2,000,000           1,997,600
1.55%, 10/12/04 2                                 10,000,000           9,969,000
                                                                    ------------
                                                                     189,874,452

--------------------------------------------------------------------------------
CAPITAL MARKETS--14.4%
Banc of America
Securities LLC,
1.40%, 8/2/04 1                                   15,000,000          15,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc., 1.29%, 8/10/04                              10,000,000           9,996,775
--------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
1.30%, 8/13/04                                     6,000,000           5,997,400
1.34%, 8/19/04                                    10,000,000           9,993,300
1.52%, 10/18/04                                   10,000,000           9,967,067
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
1.25%, 10/20/04 3                                 10,000,000          10,000,000
1.68%, 10/18/04 3                                  3,000,000           3,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 1.38%, 12/15/04 1                           18,000,000          18,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
1.25%, 8/27/04 1                                  10,000,000          10,000,000


                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Wachovia Securities
LLC, 1.47%,
12/22/04 1                                      $ 19,000,000        $ 19,000,000
                                                                    ------------
                                                                     110,954,542

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Bank of America
Corp., 1.60%,
10/26/04                                          10,000,000           9,961,778
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co., 1.31%, 8/17/04                              9,000,000           8,994,760
                                                                    ------------
                                                                      18,956,538

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.2%
Countrywide Home
Loans, 1.37%, 8/2/04                               1,850,000           1,849,928
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
General Electric
Capital Corp.:
1.08%, 8/5/04                                      9,000,000           8,998,920
1.29%, 9/8/04                                     10,000,000           9,986,383
1.34%, 9/7/04                                      5,000,000           4,993,114
--------------------------------------------------------------------------------
Household Finance
Corp.:
1.51%, 10/8/04                                     7,500,000           7,478,608
1.54%, 10/22/04                                    5,000,000           4,982,461
1.60%, 10/13/04                                   10,000,000           9,967,556
--------------------------------------------------------------------------------
Prudential Funding
LLC:
1.12%, 8/4/04                                     12,000,000          11,998,880
1.62%, 10/28/04                                    1,000,000             996,040
                                                                    ------------
                                                                      59,401,962

--------------------------------------------------------------------------------
INSURANCE--7.6%
ING America
Insurance Holdings,
Inc., 1.72%, 11/29/04                             10,000,000           9,942,667
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6, 1.38%,
8/16/04 1,4                                        5,000,000           5,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 1.39%,
8/15/04 1,3                                        8,600,000           8,600,000


                         12 | OPPENHEIMER CASH RESERVES

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Prudential Insurance
Co. of America,
1.65%, 1/31/05 1                                $ 10,000,000        $ 10,000,000
--------------------------------------------------------------------------------
Security Life of
Denver Insurance Co.:
1.31%, 8/18/041                                   10,000,000          10,000,000
1.46%, 10/27/04 1                                 10,000,000          10,000,000
--------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
1.46%, 8/2/04 1,3                                  5,000,000           5,000,000
                                                                    ------------
                                                                      58,542,667

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.7%
Blue Spice LLC,
1.54%, 10/12/04 2                                  6,800,000           6,779,056
--------------------------------------------------------------------------------
Cooperative Assn
of Tractor Dealers,
Inc., Series A, 1.35%,
8/13/04                                            5,100,000           5,097,705
--------------------------------------------------------------------------------
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
1.16%, 8/2/04                                      3,000,000           2,999,903
1.60%, 10/19/04                                    2,000,000           1,992,979
--------------------------------------------------------------------------------
K2 (USA) LLC:
1.30%, 8/25/04 2                                   4,900,000           4,895,753
1.44%, 6/30/05 1,4                                13,000,000          12,997,588
--------------------------------------------------------------------------------
LINKS Finance LLC:
1.35%, 10/15/04 1,4                                5,000,000           5,000,000
1.41%, 8/25/04 1,4                                10,000,000           9,999,868
1.41%, 9/30/04 1,4                                10,000,000           9,999,672
--------------------------------------------------------------------------------
Parkland (USA) LLC,
1.36%, 1/14/05 1,4                                 5,000,000           4,999,773
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
1.426%, 8/23/04 1,4                                2,500,000           2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.34%, 9/16/04 2                                  10,000,000           9,982,878
1.42%, 11/26/04 1,4                               10,000,000           9,999,522
1.63%, 10/28/04 2                                  3,000,000           2,988,047
                                                                    ------------
                                                                      90,232,744
                                                                    ------------

Total Short-Term Notes
(Cost $529,812,833)                                                  529,812,833


                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--2.6%
--------------------------------------------------------------------------------
Federal Home Loan
Bank, 1.50%, 3/1/05                             $  5,000,000        $  5,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.:
1.375%, 2/18/05                                    5,000,000           5,000,000
1.55%, 5/4/05                                      5,000,000           5,000,000
1.60%, 5/13/05                                     5,000,000           5,000,000
                                                                    ------------

Total U.S. Government Agencies
(Cost $20,000,000)                                                    20,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $768,635,479)                                     99.7%        768,635,479
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.3           2,211,514
                                                 -------------------------------
NET ASSETS                                             100.0%       $770,846,993
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $201,899,865, or 26.19% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,496,423 or 7.85% of the Fund's net assets as of July 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES July 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $768,635,479)--see accompanying statement of investments      $768,635,479
------------------------------------------------------------------------------------------------------
Cash                                                                                         2,250,865
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           5,088,485
Interest                                                                                       501,411
Other                                                                                           84,572
                                                                                          ------------
Total assets                                                                               776,560,812

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       5,190,869
Transfer and shareholder servicing agent fees                                                  210,224
Shareholder communications                                                                     119,653
Dividends                                                                                       78,092
Distribution and service plan fees                                                              76,960
Trustees' compensation                                                                           3,935
Other                                                                                           34,086
                                                                                          ------------
Total liabilities                                                                            5,713,819

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $    770,801
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 770,073,020
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     3,172
                                                                                          ------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============


                         14 | OPPENHEIMER CASH RESERVES

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $385,393,362 and
385,402,285 shares of beneficial interest outstanding)                                        $1.00
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $219,061,447 and 219,019,524 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $109,083,081 and 109,070,795 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $57,309,103 and 57,308,109 shares
of beneficial interest outstanding)                                                           $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                           $  9,290,537

--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       3,804,838
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 794,910
Class B                                                               1,242,150
Class C                                                                 485,848
Class N                                                                 279,366
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,893,652
Class B                                                                 772,890
Class C                                                                 353,735
Class N                                                                 204,775
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 170,569
Class B                                                                  55,705
Class C                                                                  20,478
Class N                                                                   5,085
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,817
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,733
--------------------------------------------------------------------------------
Other                                                                   291,459
                                                                   -------------
Total expenses                                                       10,393,010
Less reduction to custodian expenses                                     (1,613)
Less payments and waivers of expenses                                (2,198,173)
                                                                   -------------
Net expenses                                                          8,193,224

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,097,313

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          3,172

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,100,485
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                2004                  2003
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                     $   1,097,313       $     3,924,750
----------------------------------------------------------------------------------------------
Net realized gain                                                 3,172                73,568
                                                          -----------------------------------
Net increase in net assets resulting from operations          1,100,485             3,998,318

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                        (685,870)           (2,404,957)
Class B                                                        (257,841)           (1,044,894)
Class C                                                         (98,460)             (272,812)
Class N                                                         (55,142)             (202,087)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              --               (32,551)
Class B                                                              --               (28,468)
Class C                                                              --                (8,440)
Class N                                                              --                (3,523)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                     (80,451,332)           25,949,775
Class B                                                     (97,689,917)         (101,017,788)
Class C                                                       2,433,081           (16,470,114)
Class N                                                       4,958,877             9,589,171

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total decrease                                             (170,746,119)          (81,948,370)
----------------------------------------------------------------------------------------------
Beginning of period                                         941,593,112         1,023,541,482
                                                          ------------------------------------
End of period                                             $ 770,846,993       $   941,593,112
                                                          ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                          2004            2003             2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1           .01              .01              .05              .05
Net realized gain                                           -- 1            --1              -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total from investment operations                            -- 1           .01              .01              .05              .05
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1          (.01)            (.01)            (.05)            (.05)
Distributions from net realized gain                        --              -- 1             -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1          (.01)            (.01)            (.05)            (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.17%           0.54%            1.31%            4.84%            5.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 385,393       $ 465,843        $ 439,893        $ 395,898        $ 317,198
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 405,288       $ 451,634        $ 405,285        $ 351,490        $ 312,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                     0.17%           0.53%            1.30%            4.67%            5.00%
Total expenses                                            1.22%           1.16%            1.17%            1.15%            1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.99%           1.00%            1.16%             N/A 4            N/A 4

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

CLASS B         YEAR ENDED JULY 31,                       2004            2003            2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04              .04
Net realized gain                                           -- 1            -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04              .04
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)            (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)            (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.11%           0.27%           0.76%            4.25%            4.52%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 219,061       $ 316,750       $ 417,768        $ 239,201        $ 172,345
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 247,836       $ 385,078       $ 288,676        $ 208,775        $ 225,824
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.27%           0.75%            4.07%            4.40%
Total expenses                                            1.34%           1.37%           1.71%            1.70%            1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.04%           1.27%           1.70%             N/A 4            N/A 4

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                       2004            2003            2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04             .04
Net realized gain                                           -- 1            -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04             .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)           (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.10%           0.25%           0.76%            4.26%           4.52%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 109,083       $ 106,650       $ 123,120        $  85,076       $  49,382
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  97,058       $ 113,569       $  85,893        $  68,741       $  59,556
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.24%           0.80%            4.07%           4.44%
Total expenses                                            1.39%           1.41%           1.71%            1.70%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.05%           1.28%           1.70%             N/A 4           N/A 4

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

CLASS N         YEAR ENDED JULY 31,                             2004             2003             2002              2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00       $     1.00       $     1.00        $     1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             -- 2             -- 2            .01               .01
Net realized gain                                                 -- 2             -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total from investment operations                                  -- 2             -- 2            .01               .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              -- 2             -- 2           (.01)             (.01)
Distributions from net realized gain                              --               -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total dividends and/or distributions to shareholders              -- 2             -- 2           (.01)             (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     1.00       $     1.00       $     1.00        $     1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                  0.10%            0.43%            1.08%             1.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   57,309       $   52,350       $   42,761        $    4,275
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   55,961       $   49,145       $   21,014        $      737
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           0.10%            0.41%            0.68%             3.03%
Total expenses                                                  1.39%            1.24%            1.47%             1.19%
Expenses after payments and waivers
and reduction to custodian expenses                             1.06%            1.11%            1.46%              N/A 5

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.


                         22 | OPPENHEIMER CASH RESERVES

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

          UNDISTRIBUTED NET        UNDISTRIBUTED                  ACCUMULATED
          INVESTMENT INCOME       LONG-TERM GAIN        LOSS CARRYFORWARD 1,2
          -------------------------------------------------------------------

          $84,664                            $--                          $--

1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                             YEAR ENDED            YEAR ENDED
                                          JULY 31, 2004         JULY 31, 2003
          -------------------------------------------------------------------
          Distributions paid from:
          Ordinary income                   $ 1,097,313           $ 3,924,750
          Long-term capital gain                     --                72,982
                                            ---------------------------------
          Total                             $ 1,097,313           $ 3,997,732
                                            =================================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JULY 31, 2004               YEAR ENDED JULY 31, 2003
                                    SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                           488,619,859       $ 488,619,859        645,438,961       $ 645,438,961
Dividends and/or
distributions reinvested           638,759             638,759          2,267,138           2,267,138
Redeemed                      (569,709,950)       (569,709,950)      (621,756,324)       (621,756,324)
                             -------------------------------------------------------------------------
Net increase (decrease)        (80,451,332)      $ (80,451,332)        25,949,775       $  25,949,775
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                           244,796,543       $ 244,796,543        387,633,392       $ 387,633,392
Dividends and/or
distributions reinvested           223,924             223,924            989,218             989,218
Redeemed                      (342,710,384)       (342,710,384)      (489,640,398)       (489,640,398)
                             -------------------------------------------------------------------------
Net decrease                   (97,689,917)      $ (97,689,917)      (101,017,788)      $(101,017,788)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                           201,146,784       $ 201,146,784        236,359,515       $ 236,359,515
Dividends and/or
distributions reinvested            86,278              86,278            256,705             256,705
Redeemed                      (198,799,981)       (198,799,981)      (253,086,334)       (253,086,334)
                             -------------------------------------------------------------------------
Net increase (decrease)          2,433,081       $   2,433,081        (16,470,114)      $ (16,470,114)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                            97,262,364       $  97,262,364        156,184,467       $ 156,184,467
Dividends and/or
distributions reinvested            53,182              53,182            204,581             204,581
Redeemed                       (92,356,669)        (92,356,669)      (146,799,877)       (146,799,877)
                             -------------------------------------------------------------------------
Net increase                     4,958,877       $   4,958,877          9,589,171       $   9,589,171
                             =========================================================================


                         24 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $2,682,208 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

expenses under the plan at July 31, 2004 for Class N shares were $3,587,557. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                           CLASS A             CLASS B             CLASS C             CLASS N
                        CONTINGENT          CONTINGENT          CONTINGENT          CONTINGENT
                          DEFERRED            DEFERRED            DEFERRED            DEFERRED
                     SALES CHARGES       SALES CHARGES       SALES CHARGES       SALES CHARGES
                       RETAINED BY         RETAINED BY         RETAINED BY         RETAINED BY
YEAR ENDED             DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------
July 31, 2004             $192,874            $298,926             $94,152            $336,882

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $574,382 for the year ended July 31, 2004. This expense limitation can be amended or terminated at any time without advance notice.

      Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2004, OFS waived $654,720, $562,778, $260,880 and $145,413 for
Class A, Class B, Class C and Class N shares, respectively. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $26,600,000, which represents 3.45% of the Fund's net assets.


                         26 | OPPENHEIMER CASH RESERVES

5.  SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.




                         27 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 21, 2004


                         28 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         29 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE            TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF
                                        PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                             THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S.
TRUSTEES                                TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR
                                        AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                        DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                   Chairman of the following private mortgage banking companies:
Vice Chairman (since 2003)              Cherry Creek Mortgage Company (since 1991), Centennial State
and Trustee (since 2000)                Mortgage Company (since 1994), The El Paso Mortgage Company
Age: 67                                 (since 1993), Transland Financial Services, Inc. (since 1997);
                                        Chairman of the following private companies: Great Frontier
                                        Insurance (insurance agency) (since 1995), Ambassador Media
                                        Corporation and Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                        UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                        Storage Technology Corporation (a publicly-held computer
                                        equipment company) (1991-February 2003), and International
                                        Family Entertainment (television channel) (1992-1997),
                                        Frontier Real Estate, Inc. (residential real estate brokerage)
                                        (1994-1999), and Frontier Title (title insurance agency)
                                        (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                                        Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                         Formerly, Director and President of A.G. Edwards Capital, Inc.
Trustee (since 1993)                    (General Partner of private equity funds) (until February
Age: 73                                 2001); Chairman, President and Chief Executive Officer of A.G.
                                        Edwards Capital, Inc. (until March 2000); Vice Chairman and
                                        Director of A.G. Edwards, Inc. and Vice Chairman of A.G.
                                        Edwards & Sons, Inc. (its brokerage company subsidiary) (until
                                        March 1999); Chairman of A.G. Edwards Trust Company and A.G.E.
                                        Asset Management (investment advisor) (until March 1999); and
                                        a Director (until March 2000) of A.G. Edwards & Sons and A.G.
                                        Edwards Trust Company. Oversees 38 portfolios in the
                                        OppenheimerFunds complex.

GEORGE C. BOWEN,                        Formerly Assistant Secretary and a director (December
Trustee (since 1998)                    1991-April 1999) of Centennial Asset Management Corporation;
Age: 67                                 President, Treasurer and a director (June 1989-April 1999) of
                                        Centennial Capital Corporation; Chief Executive Officer and a
                                        director of MultiSource Services, Inc. (March 1996-April
                                        1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                      A member of The Life Guard of Mount Vernon, George
Trustee (since 2000)                    Washington's home (since June 2000). Formerly Director (March
Age: 65                                 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                                        1999) with PricewaterhouseCoopers LLP (an accounting firm);
                                        and Chairman (July 1994-June 1998) of Price Waterhouse LLP
                                        Global Investment Management Industry Services Group. Oversees
                                        38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                          Director (since February 1998) of Rocky Mountain Elk
Trustee (since 1990)                    Foundation (a not-for-profit foundation); a director (since
Age: 62                                 1997) of Putnam Lovell Finance (finance company); a director
                                        (since June 2002) of UNUMProvident (an insurance company).
                                        Formerly a director (October 1999-October 2003) of P.R.
                                        Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief
                                        Executive Officer (until October 1995) of the Manager;
                                        President, Chief Executive Officer and a director (until
                                        October 1995) of


                         30 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                          Oppenheimer Acquisition Corp., Shareholders Services Inc. and
Continued                               Shareholder Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                           Director of Colorado Uplift (a non-profit charity) (since
Trustee (since 1996)                    September 1984). Formerly (until October 1994) Mr. Freedman
Age: 63                                 held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                    Trustee of Monterey International Studies (an educational
Trustee (since 2002)                    organization) (since February 2000); a director of The
Age: 57                                 California Endowment (a philanthropic organization) (since
                                        April 2002) and of Community Hospital of Monterey Peninsula
                                        (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October
                                        1991) (an investment company); an advisor to Credit Suisse
                                        First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                        Foundation and of the University of Michigan. Formerly,
                                        Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment
                                        Fund (April 1989-May 2004) and MML Services (April 1987-May
                                        2004) (investment companies); member of the investment
                                        committee (2000-2003) of Hartford Hospital; an advisor
                                        (2000-2003) to Unilever (Holland)'s pension fund; and
                                        President (February 1991-April 2000) of ARCO Investment
                                        Management Company. Oversees 37 portfolios in the
                                        OppenheimerFunds complex.

ROBERT J. MALONE,                       Chairman, Chief Executive Officer and Director of Steele
Trustee (since 2002)                    Street State Bank (a commercial banking entity) (since August
Age: 60                                 2003); director of Colorado UpLIFT (a non-profit organization)
                                        (since 1986); trustee (since 2000) of the Gallagher Family
                                        Foundation (non-profit organization). Formerly, Chairman of
                                        U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly
                                        Colorado National Bank,) (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones
                                        Knowledge, Inc. (a privately held company) (2001-July 2004)
                                        and U.S. Exploration, Inc. (oil and gas exploration)
                                        (1997-February 2004). Oversees 37 portfolios in the
                                        OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,               Trustee of MassMutual Institutional Funds (since 1996) and MML
Trustee (since 2000)                    Series Investment Fund (since 1987) (both open-end investment
Age: 62                                 companies) and the Springfield Library and Museum Association
                                        (since 1995) (museums) and the Community Music School of
                                        Springfield (music school) (since 1996); Trustee (since 1987),
                                        Chairman of the Board (since 2003) and Chairman of the
                                        investment committee (since 1994) for the Worcester Polytech
                                        Institute (private university); and President and Treasurer
                                        (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                                        2003); Chairman (January 1999-July 1999) of SIS & Family
                                        Bank, F.S.B. (formerly SIS Bank) (commercial bank); and
                                        Executive Vice President (January 1999-July 1999) of Peoples
                                        Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                      THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD
AND OFFICER                             FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                        10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL
                                        HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                         Chairman, Chief Executive Officer and director (since June
President and Trustee                   2001) and President (since September 2000) of the Manager;
(since 2001)                            President and a director or trustee of other Oppenheimer
Age: 55                                 funds; President and a director (since July 2001) of
                                        Oppenheimer Acquisition Corp. (the Manager's parent holding company) and


                         31 | OPPENHEIMER CASH RESERVES

JOHN V. MURPHY,                         of Oppenheimer Partnership Holdings, Inc. (a holding company
Continued                               subsidiary of the Manager); a director (since November 2001)
                                        of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                        Manager); Chairman and a director (since July 2001) of
                                        Shareholder Services, Inc. and of Shareholder Financial
                                        Services, Inc. (transfer agent subsidiaries of the Manager);
                                        President and a director (since July 2001) of OppenheimerFunds
                                        Legacy Program (a charitable trust program established by the
                                        Manager); a director of the following investment advisory
                                        subsidiaries of the Manager: OFI Institutional Asset
                                        Management, Inc., Centennial Asset Management Corporation,
                                        Trinity Investment Management Corporation and Tremont Capital
                                        Management, Inc. (since November 2001), HarbourView Asset
                                        Management Corporation and OFI Private Investments, Inc.
                                        (since July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset
                                        Management, Inc.; Executive Vice President (since February
                                        1997) of Massachusetts Mutual Life Insurance Company (the
                                        Manager's parent company); a director (since June 1995) of DLB
                                        Acquisition Corporation (a holding company that owns the
                                        shares of Babson Capital Management LLC); a member of the
                                        Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                        Formerly, Chief Operating Officer (September 2000-June 2001)
                                        of the Manager; President and trustee (November 1999-November
                                        2001) of MML Series Investment Fund and MassMutual
                                        Institutional Funds (open-end investment companies); a
                                        director (September 1999-August 2000) of C.M. Life Insurance
                                        Company; President, Chief Executive Officer and director
                                        (September 1999-August 2000) of MML Bay State Life Insurance
                                        Company; a director (June 1989-June 1998) of Emerald Isle
                                        Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                        Trustee/Director and 10 portfolios as Officer in the
                                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------
OFFICERS                                THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS:
                                        FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                        11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY,
                                        WEISS, WIXTED, AND MS. WOLF, 6803 S. TUCSON WAY, CENTENNIAL,
                                        CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                                        HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

BARRY D. WEISS,                         Vice President of the Manager (since July 2001) and of
Vice President (since 2001)             HarbourView Asset Management Corporation (since June 2003); an
Age: 40                                 officer of 6 portfolios in the OppenheimerFunds complex.
                                        Formerly Assistant Vice President and Senior Credit Analyst of
                                        the Manager (February 2000-June 2001). Prior to joining the
                                        Manager in February 2000, he was Associate Director,
                                        Structured Finance, Fitch IBCA Inc. (April 1998 - February
                                        2000).

CAROL E. WOLF,                          Senior Vice President of the Manager (since June 2000) and of
Vice President (since 1998)             HarbourView Asset Management Corporation (since June 2003); an
Age: 52                                 officer of 6 portfolios in the OppenheimerFunds complex.
                                        Formerly Vice President of the Manager (June 1990 - June
                                        2000).

BRIAN W. WIXTED,                        Senior Vice President and Treasurer (since March 1999) of the
Treasurer (since 1999)                  Manager; Treasurer of HarbourView Asset Management
Age: 44                                 Corporation, Shareholder Financial Services, Inc., Shareholder
                                        Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of
                                        OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                        (since May 2000), of OFI Institutional Asset Management, Inc.
                                        (since November 2000), and of OppenheimerFunds Legacy Program
                                        (a Colorado non-profit corporation) (since June 2003);
                                        Treasurer and Chief Financial Officer (since May 2000) of OFI
                                        Trust Company (a trust


                         32 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                        company subsidiary of the Manager); Assistant Treasurer (since
Continued                               March 1999) of Oppenheimer Acquisition Corp. Formerly
                                        Assistant Treasurer of Centennial Asset Management Corporation
                                        (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                        (April 2000-June 2003); Principal and Chief Operating Officer
                                        (March 1995-March 1999) at Bankers Trust Company-Mutual Fund
                                        Services Division. An officer of 83 portfolios in the
                                        OppenheimerFunds complex.

ROBERT G. ZACK,                         Executive Vice President (since January 2004) and General
Vice President and Secretary            Counsel (since February 2002) of the Manager; General Counsel
(since 2001)                            and a director (since November 2001) of the Distributor;
Age: 56                                 General Counsel (since November 2001) of Centennial Asset
                                        Management Corporation; Senior Vice President and General
                                        Counsel (since November 2001) of HarbourView Asset Management
                                        Corporation; Secretary and General Counsel (since November
                                        2001) of Oppenheimer Acquisition Corp.; Assistant Secretary
                                        and a director (since October 1997) of OppenheimerFunds
                                        International Ltd. and OppenheimerFunds plc; Vice President
                                        and a director (since November 2001) of Oppenheimer
                                        Partnership Holdings, Inc.; a director (since November 2001)
                                        of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                        President, General Counsel and a director (since November
                                        2001) of Shareholder Financial Services, Inc., Shareholder
                                        Services, Inc., OFI Private Investments, Inc. and OFI Trust
                                        Company; Vice President (since November 2001) of
                                        OppenheimerFunds Legacy Program; Senior Vice President and
                                        General Counsel (since November 2001) of OFI Institutional
                                        Asset Management, Inc.; a director (since June 2003) of
                                        OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                        President (May 1985-December 2003), Acting General Counsel
                                        (November 2001-February 2002) and Associate General Counsel
                                        (May 1981-October 2001) of the Manager; Assistant Secretary of
                                        Shareholder Services, Inc. (May 1985-November 2001),
                                        Shareholder Financial Services, Inc. (November 1989-November
                                        2001); and OppenheimerFunds International Ltd. (October
                                        1997-November 2001). An officer of 83 portfolios in the
                                        OppenheimerFunds complex.

MARK S. VANDEHEY,                       Senior Vice President and Chief Compliance Officer (since
Vice President and Chief                March 2004) of the Manager; Vice President (since June 1983)
Compliance Officer                      of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                            Management Corporation and Shareholder Services, Inc. Formerly
Age: 53                                 (until February 2004) Vice President and Director of Internal
                                        Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                         33 | OPPENHEIMER CASH RESERVES

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $15,500 in fiscal 2004 and $14,500 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $34,734 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $10,448 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $48,682 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)